WARRANTS (Tables)	9 Months Ended
Sep. 30, 2024
WARRANTS
Summary of warrants outstanding

The following table summarizes the warrants outstanding as of September 30, 2024:

Class of Warrants	Number Outstanding
Public warrants	8,588,425
Private placement warrants	6,559,533
Total warrants outstanding	15,147,958